Name and Relationships with Related Parties (Detail)	12 Months Ended
Dec. 31, 2012
Hanwha Chemical
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Solar
Hanwha L&C Trading (Shanghai) Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Corporation
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Canada Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha International LLC.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Chemical Trading (Shanghai) Co., Ltd
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Q.Cells GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical	[1]
Ya An Yongwang Silicon Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Hanwha Corporation
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Chemical
Hanwha TechM Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Europe GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Japan Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Food1st Food Culture Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Hanwha 63 City C., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Life Insurance Co.,Ltd., whose significant shareholder is Hanwha Corporation
Hanwha Q CELLS Korea Corp.
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Komodo Enterprise Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A significant shareholder is Hanwha Solarenergy
Hanwha S&C Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Hanwha Corporation
Hancomm, Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A company whose significant shareholder is Hanwha S&C
Linyang Electronics Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
Qidong Huahong Electronics Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
Nantong Huahong Ecological Gardening Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
Nantong Linyang Labor Service Company
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
Q-Cells International GmbH
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
SMIC Energy Technology (Shanghai) Corporation
Related Party Transaction [Line Items]
Related party relationship with group	A wholly owned subsidiary of Semiconductor Manufacturing International Corporation ("SMIC") where David N.K. Wang, one of the Company's independent directors, served as president and chief executive officer	[3]
Semiconductor Manufacturing International (Shanghai) Corporation
Related Party Transaction [Line Items]
Related party relationship with group	A wholly owned subsidiary of SMIC where David N.K. Wang, one of the Company's independent directors, served as president and chief executive officer	[3]

[1]	Before September 16, 2010, Q.Cells was a related party of the Group because its controlling owner was also a significant shareholder of the Company. Subsequent to the completion of share transfer on September 16, 2010 (Note 26), Q.Cells ceased to be a related party to the Group. On October 24, 2012, as a result of Hanwha Chemical acquiring a 100% interest in Q.Cells from its original shareholders, Q.Cells became as a related party.
[2]	Subsequent to the completion of share transfer on September 16, 2010 (Note 26), these companies ceased to be related parties to the Group.
[3]	Subsequent to David N.K. Wang's resignation from SMIC in July 2011, these companies ceased to be related parties of the Group.